Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000701039
Calvert Ultra-Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calvert Ultra-Short Duration Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B - Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 64 of this Prospectus and page 9 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B - Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 64 of this Prospectus and page 9 of the Fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees are restated to reflect current contractual fees rather than the fees paid during the fiscal year ended September 30, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a portfolio of floating-rate securities (e.g., corporate floating-rate securities) and securities with durations of less than or equal to one year (“80% Policy”). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% Policy. The Fund is not a money market fund and does not seek to maintain a stable net asset value.

Under normal circumstances, the Fund’s average portfolio duration will be less than one year. The Fund generally defines ultra-short duration securities as those with durations of less than or equal to one year.

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by S&P Global Ratings (“S&P”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities, taxable municipal obligations and loans.

The Fund may invest in asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) that represent interests in pools of mortgage loans (MBS) or other assets (ABS) assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. MBS may include collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”).

Under normal circumstances, the Fund will invest in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including distressed securities that are in default. The Fund’s investment in such securities is limited to 15% of its net assets.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”). The Fund may engage in forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. The Fund may also lend its securities.

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investment criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may also use sector rotation strategies in their management of the Fund. The portfolio managers may sell a security when the investment adviser’s valuation target is reached, the fundamentals of the investment change or to pursue more attractive investment options. A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria. The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objective. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund seeks to manage duration and any hedging of interest rate risk through the purchase and sale of U.S. Treasury securities and related futures contracts (which are a type of derivative instrument).

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment (a copy of which is included as an appendix to the Fund’s Prospectus), which provide a framework for considering environmental, social and governance (“ESG”) factors that may affect investment performance.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a portfolio of floating-rate securities (e.g., corporate floating-rate securities) and securities with durations of less than or equal to one year (“80% Policy”). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% Policy. The Fund is not a money market fund and does not seek to maintain a stable net asset value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political and financial events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Fixed-income markets may experience periods of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities, causing them to be more volatile. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. Funds with shorter average durations (including the Fund) may own individual investments that have longer durations than the average duration of the Fund. The impact of interest rate changes on the value of floating-rate securities is typically reduced by periodic interest rate resets. In a rising interest rate environment, the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Credit Risk. Investments in debt securities (including bonds) and loans (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate. The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Convertibles and Other Hybrid Securities Risk. Convertibles and other hybrid securities generally possess characteristics common to both equity and debt securities. In addition to risks associated with investing in income securities, such as interest rate and credit risks, convertibles and other hybrid securities may be subject to issuer-specific and market risks generally applicable to equity securities. Convertible securities may also react to changes in the value of the common stock into which they convert, and are thus subject to equity investing and market risks. A convertible security may be converted at an inopportune time, which may decrease the Fund’s return.

Preferred Stock Risk. Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks are subject to issuer-specific risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities. The value of preferred stock generally declines when interest rates rise and may react more significantly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.

Municipal Obligation Risk. The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of nontraditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders. Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. Loans are also subject to risks associated with other types of income investments as described herein.

Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Restricted and Illiquid Securities Risk. Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Restricted securities may also be difficult to value.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying asset, index, rate or instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying asset, rate, index or instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives. A derivative investment also involves the risks relating to the asset, index, rate or instrument underlying the investment.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases.

Portfolio Turnover Risk. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains, including short-term capital gains taxable as ordinary income, and may involve greater expenses (which may reduce return) than a fund with a lower rate. Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser’s skill in properly identifying and analyzing material ESG issues.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Effective December 31, 2016, CRM became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.  Performance for all periods has been calculated by CRM, the Fund’s current administrator, in accordance with applicable requirements.  The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2017, the highest quarterly total return for Class A was 3.25% for the quarter ended June 30, 2009 and the lowest quarterly return was -0.78% for the quarter ended September 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the ten years ended December 31, 2017, the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2017
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (1.25%).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

Performance results for Class R6 prior to October 3, 2017 (the Class R6 shares’ inception date) reflect the performance of Class I shares without adjustment for any other differences in expenses of the two classes. If adjusted for such differences, returns would be different.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (1.25%). Performance results for Class R6 prior to October 3, 2017 (the Class R6 shares’ inception date) reflect the performance of Class I shares without adjustment for any other differences in expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Calvert Ultra-Short Duration Income Fund | Bloomberg Barclays 9-12 Months Short Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.68%
5 Year	rr_AverageAnnualReturnYear05	0.42%
10 Years	rr_AverageAnnualReturnYear10	0.89%
Calvert Ultra-Short Duration Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	565
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,110
Annual Return 2008	rr_AnnualReturn2008	2.98%
Annual Return 2009	rr_AnnualReturn2009	7.29%
Annual Return 2010	rr_AnnualReturn2010	2.30%
Annual Return 2011	rr_AnnualReturn2011	0.20%
Annual Return 2012	rr_AnnualReturn2012	2.46%
Annual Return 2013	rr_AnnualReturn2013	0.90%
Annual Return 2014	rr_AnnualReturn2014	0.55%
Annual Return 2015	rr_AnnualReturn2015	0.21%
Annual Return 2016	rr_AnnualReturn2016	1.89%
Annual Return 2017	rr_AnnualReturn2017	1.39%
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Year	rr_AverageAnnualReturnYear05	0.73%
10 Years	rr_AverageAnnualReturnYear10	1.87%
Calvert Ultra-Short Duration Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.43%)
5 Year	rr_AverageAnnualReturnYear05	0.34%
10 Years	rr_AverageAnnualReturnYear10	1.27%
Calvert Ultra-Short Duration Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Year	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	1.21%
Calvert Ultra-Short Duration Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 591
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Year	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	2.13%
Calvert Ultra-Short Duration Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 591
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Year	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	2.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2017

[1]	Management fees are restated to reflect current contractual fees rather than the fees paid during the fiscal year ended September 30, 2017.
[2]	Estimated for Class R6.
[3]	Calvert Research and Management ("CRM") has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.77% for Class A shares, 0.50% for Class I shares and 0.50% for Class R6 shares. This expense reimbursement will continue through January 31, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.